UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4132
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                           AXP SELECTED SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     3/31
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Date of reporting period:   12/31
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                                  PORTFOLIO HOLDINGS

                                          FOR

                              AXP(R) PRECIOUS METALS FUND

                                   AT DEC. 31, 2004

Investments in Securities

AXP Precious Metals Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.0%)(c)
Issuer                                         Shares                 Value(a)

Australia (3.0%)
Croesus Mining NL                           1,000,000                 $469,320
Equinox Minerals                            1,670,000(b)               789,023
Newcrest Mining                               100,000                1,364,940
Total                                                                2,623,283

Canada (54.6%)
Agnico-Eagle Mines                             80,000                1,100,000
Alamos Gold                                   260,000(b)               780,390
Anooraq Resources                             575,000(b)               752,668
Banro                                         870,000(b)             3,264,132
Barrick Gold                                  300,000                7,266,001
Bema Gold                                     500,000(b)             1,529,932
Cambior                                       300,000(b)               802,901
Crystallex Intl                               550,000(b)             1,974,500
Eldorado Gold                                 450,000(b)             1,331,916
Gabriel Resources                             400,000(b)               520,260
Gammon Lake Resources                         100,000(b)               536,101
Great Basin Gold                              950,000(b)             1,116,808
IAMGOLD                                       270,000                1,803,152
Kinross Gold                                  400,000(b)             2,818,076
Linear Gold                                    70,000(b)               604,052
Minefinders                                   100,000(b)               679,506
Nevsun Resources                              300,000(b)               550,275
Northern Orion Resources                      700,000(b)             2,036,852
Orezone Resources                             800,000(b)             1,000,500
Placer Dome                                   340,000                6,412,400
Platinum Group Metals                       1,500,000(b)             1,375,688
QGX                                           465,000(b)             1,046,773
Stingray Resources                            549,000(b)               409,667
Sunridge Gold                                 550,000(b)               357,679
Tahera Diamond                              1,750,000(b)               547,149
Tenke Mining                                  300,000(b)               977,989
Western Silver                                180,000(b)             1,629,815
Wheaton River Minerals                        270,000(b)               877,939
Wolfden Resources                             600,000(b)             2,351,176
Yamana Gold                                   320,000(b)               960,480
Total                                                               47,414,777

Papua New Guinea (1.0%)
Lihir Gold                                  1,000,000(b)               907,352

Peru (2.6%)
Compania de Minas
  Buenaventura ADR                            100,000                2,290,000

South Africa (8.3%)
Anglo American Platinum                        13,000                  477,128
AngloGold ADR                                  60,000                2,181,000
Gold Fields ADR                               180,000                2,246,400
Harmony Gold Mining ADR                       100,000                  927,000
Randgold Resources ADR                        120,000(b)             1,368,000
Total                                                                7,199,528

United Kingdom (2.3%)
Highland Gold Mining                          220,000                  793,409
Mano River Resources                        1,100,000(b)               212,068
Southern African Resources                  1,450,000(b)             1,029,167
Total                                                                2,034,644

United States (22.1%)
Apollo Gold                                   156,250(b)               128,125
Coeur d'Alene Mines                           400,000(b)             1,572,000
Freeport-McMoRan
  Copper & Gold Cl B                           90,000                3,440,700
Glamis Gold                                   100,000(b)             1,714,190
Gold Reserve                                  125,000(b)               554,444
Golden Star Resources                         375,000(b)             1,503,750
Jaguar Mining                                 250,000(b)               839,131
Meridian Gold                                 150,000(b)             2,843,922
Newmont Mining                                120,000                5,329,200
Stillwater Mining                             110,000(b)             1,238,600
Total                                                               19,164,062

Total common stocks
(Cost: $75,564,631)                                                $81,633,646

Other (4.1%)(b)
Issuer                                         Shares                 Value(a)

Canada
Aurizon Mines
  Warrants                                    150,000(d)                $9,577
EuroZinc Mining
  Warrants                                  1,500,000(d)               340,991
Frontera Copper
  Warrants                                    200,000(d)               339,336
Gammon Lake Resources
  Warrants                                    350,000                1,876,354
Golden Star Resources
  Warrants                                     62,500                   83,375
Gulf Intl Mining
  Warrants                                  1,000,000(d)                 3,287
Metallica Resources
  Warrants                                    115,000(d)                31,161
Northern Orion
  Warrants                                     50,000                   75,038
Orezone Resources
  Warrants                                    130,000(d)                37,360
Silk Road
  Warrants                                     75,000(d)                   201
Stingray Resources
  Warrants                                    274,500(d)                52,309
Sulliden Exploration
  Warrants                                     67,500(d)                   780
Taseko Mines
  Warrants                                    200,000(d)                16,662
Wheaton River Minerals
  Special Warrants                             62,500                  122,457
  Warrants                                    275,000                  538,811
Total                                                                3,527,699

Total other
(Cost: $2,861,590)                                                  $3,527,699

See accompanying notes to investments in securities.

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1   --   AXP PRECIOUS METALS FUND   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

Short-term security (2.0%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nt
  01-13-05                2.15%            $1,700,000               $1,698,680

Total short-term security
(Cost: $1,698,782)                                                  $1,698,680

Total investments in securities
(Cost: $80,125,003)(e)                                             $86,860,025

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2004.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Dec. 31, 2004, is as follows:

      Security                               Acquisition                  Cost
                                                dates
      Aurizon Mines
         Warrants                      08-21-03 thru 07-13-04          $61,110
      EuroZinc Mining
         Warrants                      12-09-03 thru 07-13-04          239,608
      Frontera Copper
         Warrants                             01-20-04                 500,000
      Gulf Intl Mining
         Warrants                      12-11-03 thru 07-13-04          177,537
      Metallica Resources
         Warrants                             11-26-03                      --
      Orezone Resources
         Warrants                      10-09-03 thru 07-13-04           32,678
      Silk Road
         Warrants                      12-09-03 thru 07-13-04           14,313
      Stingray Resources
         Warrants                      12-04-03 thru 07-13-04           94,323
      Sulliden Exploration
         Warrants                      12-04-03 thru 07-13-04           28,189
      Taseko Mines
         Warrants                      02-06-04 thru 07-14-04           72,190

(e) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $80,125,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $11,635,000
      Unrealized depreciation                                       (4,900,000)
                                                                    ----------
      Net unrealized appreciation                                  $ 6,735,000
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How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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2   --   AXP PRECIOUS METALS FUND   --   PORTFOLIO HOLDINGS AT DEC. 31, 2004

                                                              S-6142-80 A (2/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP SELECTED SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 1, 2005